OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE INCOME
NOTE 15 – OTHER COMPREHENSIVE INCOME

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities are reported as a separate component of the equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

The components of other comprehensive income, included in stockholders’ equity are as follows during the years ended December 31:

	2012	2011
	(In Thousands)
Net unrealized holding gains on available-for-sale securities	$736	$1,105
Reclassification adjustment for realized gains in net income	(113)	(445)
Other comprehensive income before income tax effect	623	660
Income tax expense	(212)	(203)
Other comprehensive income, net of tax	$411	$457

At December 31, 2012 and 2011, the components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2012	2011
	(In Thousands)
Net unrealized gain on securities available-for-sale, net of tax	$1,128	$717
Total accumulated other comprehensive income	$1,128	$717